Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings from Bank	The following table sets forth the loan agreements of short-term borrowings from banks:
			Amount	Annual Interest	Repayment
Date	Borrower	Lender	($)	Rate	Due Date
January 9, 2024	Ambow Education Inc.	Cathy BANK	1,200	6.00%	December 28, 2024
October 11, 2022	Ambow Education Inc.	Cathy BANK	1,500	6.29%	October 11, 2024